SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trade - allowance for doubtful accounts
Balance at beginning of year	$ 50	$ 63
Charged to statement of operations	10	(13)
Balance at end of year	60	50
Other:
Prepaid expenses	23	73
Israeli Government institutions	73	86
Other	24
Total other assets	$ 120	$ 159